Risk/Return Detail Data - FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO	Jul. 14, 2025 USD ($)
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | Fidelity Flex Mid Cap Focused Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.00%	[2]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity Flex® Mid Cap Focused Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Flex® Mid Cap Focused Index Fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization U.S. companies.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of mid-capitalization companies included in the Fidelity U.S. Mid Cap Focused IndexSM. The Fidelity U.S. Mid Cap Focused Index SM is designed to reflect the performance of stocks of mid-capitalization U.S. companies. Mid-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Index or the S&P MidCap 400 ® Index. The Fidelity U.S. Mid Cap Focused Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity and investability requirements. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Mid Cap Focused IndexSM. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | Fidelity Flex Small Cap Focused Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.00%	[4]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity Flex® Small Cap Focused Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Flex® Small Cap Focused Index Fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization U.S. companies.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of small-capitalization companies included in the Fidelity U.S. Small Cap Focused IndexSM. The Fidelity U.S. Small Cap Focused Index SM is designed to reflect the performance of stocks of small-capitalization companies. Small-capitalization stocks are considered to be stocks whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. The Fidelity U.S. Small Cap Focused Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity and investability requirements. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Small Cap Focused IndexSM. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | Fidelity Flex International Focused Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.00%	[6]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity Flex® International Focused Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Flex® International Focused Index Fund seeks to provide investment results that correspond to the total return of stocks of non-U.S. large- and mid-capitalization companies.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of large- and mid-capitalization companies included in the Fidelity Global ex U.S. Focused IndexSM. The Fidelity Global ex U.S. Focused Index SM is designed to reflect the performance of stocks of non-U.S. large- and mid-capitalization companies. The Fidelity Global ex U.S. Focused Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all non- U.S. large- and mid-capitalization stocks meeting certain market capitalization, liquidity and investability requirements. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the Fidelity Global ex U.S. Focused IndexSM. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	485BPOS
Registrant Name	Fidelity Salem Street Trust

[1]	A Based on estimated amounts for the current fiscal year.
[2]
B The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[3]	A Based on estimated amounts for the current fiscal year.
[4]
B The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[5]	A Based on estimated amounts for the current fiscal year.
[6]
B The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.